SCHEDULE OF SEGMENT INFORMATION (Details) - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Formation and operating costs	$ (60,065)	$ (43,751)